Share capital (Details) - schedule of classes of share capital - GBP (£) £ in Thousands	3 Months Ended	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Share capital (Details) - schedule of classes of share capital [Line Items]
Acquisition of subsidiary		£ 22,944
Share premium [member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share, Beginning balance		81,500
Ordinary share, ending balance	31,500	266,120	£ 81,500
Other share issuances		237
Group restructuring		(181,250)
Series C extension		25,250
Acquisition of subsidiary		8,999
Share premium [member] | Ordinary share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance	1,250
Share premium [member] | Series A share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance	30,250
Share premium [member] | Series B share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance			50,000
Share premium [member] | Series C share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance		99,750
Share premium [member] | Series D share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance		231,634
Merger reserve [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share, Beginning balance
Ordinary share, ending balance		181,250
Group restructuring		181,250
Series C extension
Acquisition of subsidiary
Merger reserve [Member] | Ordinary share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance
Merger reserve [Member] | Series A share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance
Merger reserve [Member] | Series B share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance
Merger reserve [Member] | Series C share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance
Merger reserve [Member] | Series D share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance
Share capital [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share, Beginning balance
Ordinary share, ending balance
Group restructuring
Series C extension
Acquisition of subsidiary
Share capital [Member] | Ordinary share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance
Share capital [Member] | Series A share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance
Share capital [Member] | Series B share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance
Share capital [Member] | Series C share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance
Share capital [Member] | Series D share issuance [Member]
Share capital (Details) - schedule of classes of share capital [Line Items]
Ordinary share issuance